Fair Value Measurements - Recurring Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	$ 55,143	$ 62,182
Trading account assets	176,527	191,785
Gross Derivative Assets	688,600	980,700
Derivative assets	49,990	52,682
Total available-for-sale debt securities	305,773	284,274
Other debt securities carried at fair value	16,607	36,421
Loans and leases	6,938	8,681
Mortgage servicing rights	3,087	3,530	$ 5,042
Loans held-for-sale	4,818	6,801
Other assets	14,320	13,873
Liabilities
Interest-bearing deposits in U.S. offices	1,116	1,469
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	24,574	35,357
Gross Derivative Liabilities	681,100	977,700
Derivative Liability	38,450	46,909
Short-term borrowings	1,325	2,697
Long-term debt	30,097	36,404
Assets and Liabilities, Recurring Basis, Supplemental Information:
Assets transferred from Level 1 to Level 2		4,100
Liabilities transferred from Level 1 to Level 2		570
Derivative liabilities
Assets and Liabilities, Recurring Basis, Supplemental Information:
Liabilities transferred from Level 1 to Level 2	6,700
Liabilities transferred from Level 2 to Level 1	6,200
Derivative assets
Assets and Liabilities, Recurring Basis, Supplemental Information:
Assets transferred from Level 1 to Level 2	6,600
Assets transferred from Level 2 to Level 1	6,400
Other assets
Assets and Liabilities, Recurring Basis, Supplemental Information:
Assets transferred from Level 2 to Level 1	327
U.S. government and agency securities
Financial assets
Total available-for-sale debt securities	25,277	69,595
Other debt securities carried at fair value	0	1,541
Agency
Financial assets
Total available-for-sale debt securities	228,947	165,039
Other debt securities carried at fair value	0	15,704
Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	10,985	14,248
Other debt securities carried at fair value	7	0
Non-agency residential
Financial assets
Total available-for-sale debt securities	3,179	4,454
Other debt securities carried at fair value	3,490	3,745
Commercial
Financial assets
Total available-for-sale debt securities	7,165	4,000
Other taxable securities
Financial assets
Total available-for-sale debt securities	10,202	10,791
Other debt securities carried at fair value	267	299
Tax-exempt securities
Financial assets
Total available-for-sale debt securities	14,008	9,549
US Government-sponsored Enterprises Debt Securities
Financial assets
Trading account assets	14,800	17,200
Recurring
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	55,143	62,182
Trading account assets	176,527	191,785
Netting adjustments	(638,648)	(927,983)
Derivative assets	49,990	52,682
Total available-for-sale debt securities	305,773	284,274
Other debt securities carried at fair value	16,607	36,421
Loans and leases	6,938	8,681
Mortgage servicing rights	3,087	3,530
Loans held-for-sale	4,818	6,801
Other assets	14,320	13,873
Total assets	633,203	660,229
Liabilities
Interest-bearing deposits in U.S. offices	1,116	1,469
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	24,574	35,357
Total trading account liabilities	66,963	74,192
Netting adjustment	(642,666)	(930,771)
Derivative Liability	38,450	46,909
Short-term borrowings	1,325	2,697
Accrued expenses and other liabilities	13,899	12,055
Long-term debt	30,097	36,404
Total liabilities	176,424	209,083
Recurring | U.S. government and agency securities
Financial assets
Trading account assets	48,535	51,019
Liabilities
Total trading account liabilities	14,972	18,960
Recurring | Corporate securities, trading loans and other
Financial assets
Trading account assets	25,901	35,212
Liabilities
Total trading account liabilities	6,161	7,169
Recurring | Equity securities
Financial assets
Trading account assets	63,029	56,358
Liabilities
Total trading account liabilities	30,290	28,349
Recurring | Non-U.S. sovereign debt
Financial assets
Trading account assets	29,087	36,254
Liabilities
Total trading account liabilities	15,540	19,714
Recurring | Mortgage trading loans and ABS
Financial assets
Trading account assets	9,975	12,942
Recurring | U.S. government and agency securities
Financial assets
Total available-for-sale debt securities	25,277	69,595
Other debt securities carried at fair value		1,541
Recurring | Agency
Financial assets
Total available-for-sale debt securities	228,947	165,039
Other debt securities carried at fair value		15,704
Recurring | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	10,985	14,248
Other debt securities carried at fair value	7
Recurring | Non-agency residential
Financial assets
Total available-for-sale debt securities	3,179	4,454
Other debt securities carried at fair value	3,490	3,745
Recurring | Commercial
Financial assets
Total available-for-sale debt securities	7,165	4,000
Recurring | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	5,767	6,230
Other debt securities carried at fair value	12,843	15,132
Recurring | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	243	368
Recurring | Other taxable securities
Financial assets
Total available-for-sale debt securities	10,202	10,791
Other debt securities carried at fair value	267	299
Recurring | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	14,008	9,549
Recurring | Level 1
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Trading account assets	90,745	87,579
Gross Derivative Assets	5,149	4,957
Total available-for-sale debt securities	26,142	70,624
Other debt securities carried at fair value	11,691	14,811
Loans and leases	0	0
Mortgage servicing rights	0	0
Loans held-for-sale	0	0
Other assets	11,923	11,581
Total assets	145,650	189,552
Liabilities
Interest-bearing deposits in U.S. offices	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	0	0
Total trading account liabilities	56,483	59,471
Gross Derivative Liabilities	4,941	4,493
Short-term borrowings	0	0
Accrued expenses and other liabilities	11,656	10,795
Long-term debt	0	0
Total liabilities	73,080	74,759
Recurring | Level 1 | U.S. government and agency securities
Financial assets
Trading account assets	33,034	33,470
Liabilities
Total trading account liabilities	14,803	18,514
Recurring | Level 1 | Corporate securities, trading loans and other
Financial assets
Trading account assets	325	243
Liabilities
Total trading account liabilities	193	189
Recurring | Level 1 | Equity securities
Financial assets
Trading account assets	41,735	33,518
Liabilities
Total trading account liabilities	27,898	24,679
Recurring | Level 1 | Non-U.S. sovereign debt
Financial assets
Trading account assets	15,651	20,348
Liabilities
Total trading account liabilities	13,589	16,089
Recurring | Level 1 | U.S. government and agency securities
Financial assets
Total available-for-sale debt securities	23,374	67,413
Other debt securities carried at fair value		1,541
Recurring | Level 1 | Agency
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value		0
Recurring | Level 1 | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value	0
Recurring | Level 1 | Non-agency residential
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value	0	0
Recurring | Level 1 | Commercial
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 1 | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	2,768	3,191
Other debt securities carried at fair value	11,691	13,270
Recurring | Level 1 | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 1 | Other taxable securities
Financial assets
Total available-for-sale debt securities	0	20
Other debt securities carried at fair value	0	0
Recurring | Level 1 | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 2
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	55,143	62,182
Trading account assets	80,148	97,947
Gross Derivative Assets	678,355	968,857
Total available-for-sale debt securities	278,199	211,095
Other debt securities carried at fair value	4,886	21,610
Loans and leases	5,318	6,698
Mortgage servicing rights	0
Loans held-for-sale	4,031	6,628
Other assets	2,023	1,381
Total assets	1,108,103	1,376,398
Liabilities
Interest-bearing deposits in U.S. offices	1,116	1,469
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	24,239	35,357
Total trading account liabilities	10,459	14,685
Gross Derivative Liabilities	670,600	965,416
Short-term borrowings	1,295	2,697
Accrued expenses and other liabilities	2,234	1,250
Long-term debt	28,584	34,042
Total liabilities	738,527	1,054,916
Recurring | Level 2 | U.S. government and agency securities
Financial assets
Trading account assets	15,501	17,549
Liabilities
Total trading account liabilities	169	446
Recurring | Level 2 | Corporate securities, trading loans and other
Financial assets
Trading account assets	22,738	31,699
Liabilities
Total trading account liabilities	5,947	6,944
Recurring | Level 2 | Equity securities
Financial assets
Trading account assets	20,887	22,488
Liabilities
Total trading account liabilities	2,392	3,670
Recurring | Level 2 | Non-U.S. sovereign debt
Financial assets
Trading account assets	12,915	15,332
Liabilities
Total trading account liabilities	1,951	3,625
Recurring | Level 2 | Mortgage trading loans and ABS
Financial assets
Trading account assets	8,107	10,879
Recurring | Level 2 | U.S. government and agency securities
Financial assets
Total available-for-sale debt securities	1,903	2,182
Recurring | Level 2 | Agency
Financial assets
Total available-for-sale debt securities	228,947	165,039
Other debt securities carried at fair value		15,704
Recurring | Level 2 | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	10,985	14,248
Other debt securities carried at fair value	7
Recurring | Level 2 | Non-agency residential
Financial assets
Total available-for-sale debt securities	3,073	4,175
Other debt securities carried at fair value	3,460	3,745
Recurring | Level 2 | Commercial
Financial assets
Total available-for-sale debt securities	7,165	4,000
Recurring | Level 2 | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	2,999	3,029
Other debt securities carried at fair value	1,152	1,862
Recurring | Level 2 | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	243	368
Recurring | Level 2 | Other taxable securities
Financial assets
Total available-for-sale debt securities	9,445	9,104
Other debt securities carried at fair value	267	299
Recurring | Level 2 | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	13,439	8,950
Recurring | Level 3
Financial assets
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Trading account assets	5,634	6,259
Gross Derivative Assets	5,134	6,851	7,300
Total available-for-sale debt securities	1,432	2,555
Other debt securities carried at fair value	30	0
Loans and leases	1,620	1,983
Mortgage servicing rights	3,087	3,530
Loans held-for-sale	787	173
Other assets	374	911
Total assets	18,098	22,262
Liabilities
Interest-bearing deposits in U.S. offices	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, measured at fair value	335	0
Total trading account liabilities	21	36
Gross Derivative Liabilities	5,575	7,771	$ 7,500
Short-term borrowings	30	0
Accrued expenses and other liabilities	9	10
Long-term debt	1,513	2,362
Total liabilities	7,483	10,179
Recurring | Level 3 | U.S. government and agency securities
Financial assets
Trading account assets	0	0
Liabilities
Total trading account liabilities	0	0
Recurring | Level 3 | Corporate securities, trading loans and other
Financial assets
Trading account assets	2,838	3,270
Total assets	2,800	3,300
Liabilities
Total trading account liabilities	21	36
Recurring | Level 3 | Equity securities
Financial assets
Trading account assets	407	352
Liabilities
Total trading account liabilities	0	0
Recurring | Level 3 | Non-U.S. sovereign debt
Financial assets
Trading account assets	521	574
Total assets	521	574
Liabilities
Total trading account liabilities	0	0
Recurring | Level 3 | Mortgage trading loans and ABS
Financial assets
Trading account assets	1,868	2,063
Total assets	1,900	2,100
Recurring | Level 3 | U.S. government and agency securities
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value		0
Recurring | Level 3 | Agency
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value		0
Recurring | Level 3 | Agency-collateralized mortgage obligations
Financial assets
Total available-for-sale debt securities	0	0
Other debt securities carried at fair value	0
Recurring | Level 3 | Non-agency residential
Financial assets
Total available-for-sale debt securities	106	279
Other debt securities carried at fair value	30	0
Recurring | Level 3 | Commercial
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 3 | Non-U.S. securities
Financial assets
Total available-for-sale debt securities	0	10
Other debt securities carried at fair value	0	0
Recurring | Level 3 | Corporate/Agency bonds
Financial assets
Total available-for-sale debt securities	0	0
Recurring | Level 3 | Other taxable securities
Financial assets
Total available-for-sale debt securities	757	1,667
Other debt securities carried at fair value	0	0
Total assets	757	1,700
Recurring | Level 3 | Tax-exempt securities
Financial assets
Total available-for-sale debt securities	569	599
Total assets	$ 569	$ 599